Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Millions				12 Months Ended
	Mar. 27, 2023 MXN ($)	Jan. 10, 2023 MXN ($)	Mar. 17, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2022 MXN ($)	Sep. 26, 2022 USD ($)	Mar. 18, 2022 USD ($)	Mar. 17, 2022 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Long-term debt securities									$ 27.6		$ 50.0
Unsecured loan			$ 5,000,000				$ 191.0	$ 2,757,588		$ 191.0
Debt Securities Maturity Date			Mar. 11, 2027
Proceeds from issuance of debt securities				$ 7,757,588	$ 7,000,000	$ 7,200,000
Citibanamex [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Secured bank loans received		$ 1,000,000
Borrowings Maturity Period		18 months
28 Days TIIE Plus 30 Basis Points [Member] | Citibanamex [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt securities,basis points		30.00%
Borrowings interest rate basis		28 days TIIE plus 30 basis points
Events after Reporting Period [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of long term debt securities	$ 54,000
Unsecured loan	5,400,000
Events after Reporting Period [Member] | GAP 20-2 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repayment of debt securities	602,000
Events after Reporting Period [Member] | Variable Rate of TIIE-28 Plus 22 Basis Points [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan	$ 1,120,000
Debt securities,basis points	2.20%
Debt Securities Maturity Date	Mar. 23, 2026
Events after Reporting Period [Member] | Interest every 182 Days at Fixed Annual Rate of 9.65% [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Fixed annual interest rate	9.65%
Unsecured loan	$ 4,280,000
Debt Securities Maturity Date	Mar. 18, 2030
Description of derivative instruments variable interest rate basis	will pay interest every 182 days at a fixed annual rate of 9.65%, payment of the principal on March 18, 2030